Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Dividends Paid and Proposed [abstract]
Final (declared for previous year)	$ 0.859	$ 0	$ 0
Interim	0.439	0	0
Dividends paid	$ 1.298	$ 0	$ 0
Final (declared for previous year)	$ 154	$ 0	$ 0
Interim	79	0	0
Dividends paid	$ 233	$ 0	$ 0